Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 2,919		$ 9,648		$ 2,247
Level 3 assets, Total gains (losses) included in net income			(4)	[1]	(18)	[2]
Level 3 assets, Total gains (losses) included in OCI			42		889
Level 3 assets, Purchases, sales, issues and settlements, net					17,199
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3	(2,321)		(15,643)		(10,669)
Level 3 liabilities, Balance at beginning of period	(506,678)		(494,149)		(15,526)
Level 3 liabilities, Total gains (losses) included in net income	131,054	[3]	(110,951)	[1]	(4,877)	[2]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Purchases, sales, issues and settlements, net
Level 3 liabilities, Transfers into Level 3					(473,746)
Level 3 liabilities, Transfers out of Level 3
Level 3 assets, Purchases			10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(286)		(1,124)
Level 3 assets, Balance at end of period	312		2,919		9,648
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(11,024)		(55,559)
Level 3 liabilities, Settlements	71,722		153,981
Level 3 liabilities, Balance at end of period	(314,926)		(506,678)		(494,149)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	598		852		1,089
Level 3 assets, Total gains (losses) included in net income					(1)	[2]
Level 3 assets, Total gains (losses) included in OCI			199
Level 3 assets, Purchases, sales, issues and settlements, net					7,740
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(10,199)		(7,976)
Level 3 assets, Purchases			10,000
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements	(286)		(254)
Level 3 assets, Balance at end of period	312		598		852
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	2,321		6,880
Level 3 assets, Total gains (losses) included in net income			(4)	[1]	(17)	[2]
Level 3 assets, Total gains (losses) included in OCI			(108)		131
Level 3 assets, Purchases, sales, issues and settlements, net					9,459
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3	(2,321)		(3,577)		(2,693)
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Settlements			(870)
Level 3 assets, Balance at end of period			2,321		6,880
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period			1,916		1,158
Level 3 assets, Total gains (losses) included in OCI			(49)		758
Level 3 assets, Transfers into Level 3
Level 3 assets, Transfers out of Level 3			(1,867)
Level 3 assets, Sales
Level 3 assets, Issues
Level 3 assets, Balance at end of period					1,916
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(506,678)		(494,149)		(15,526)
Level 3 liabilities, Total gains (losses) included in net income	131,054	[3]	(110,951)	[1]	(4,877)	[2]
Level 3 liabilities, Total gains (losses) included in OCI
Level 3 liabilities, Purchases, sales, issues and settlements, net
Level 3 liabilities, Transfers into Level 3					(473,746)
Level 3 liabilities, Transfers out of Level 3
Level 3 liabilities, Purchases
Level 3 liabilities, Sales
Level 3 liabilities, Issues	(11,024)		(55,559)
Level 3 liabilities, Settlements	71,722		153,981
Level 3 liabilities, Balance at end of period	$ (314,926)		$ (506,678)		$ (494,149)

[1]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.